SUBSEQUENT EVENTS (Details)	Oct. 27, 2022 USD ($) warrant shares	Apr. 22, 2022 location shares	Apr. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 08, 2023 USD ($) shares	Feb. 15, 2023 shares	Dec. 31, 2022 USD ($) shares	Oct. 26, 2022 shares	Dec. 31, 2021 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Aggregate nominal amount of shares authorized to issue | $					$ 308,382
Number of shares outstanding (in shares)	96,465,677						97,865,777
Total interest-bearing loans and borrowings | $							$ 182,800,000		$ 246,500,000
Total liabilities | $							6,963,000		$ 3,434,000
CLN 2022
Disclosure of non-adjusting events after reporting period [line items]
Total interest-bearing loans and borrowings | $							$ 47,096,000
BOA Acquisition Corp.
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued through issue of equity (in shares)	4,274,929	6,575,000
Public warrants | BOA Acquisition Corp.
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued through issue of equity (in shares) | location		7,666,666
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)									3,329,986
Number of shares outstanding (in shares)	41,655,152							428,974	419,832
Ordinary shares | BOA Acquisition Corp.
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued through issue of equity (in shares)	953,999	899,125
Number of shares outstanding (in shares)		899,125
Authority To Allot Shares
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)					60,900,000
Registration Statement | Bridge Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Total interest-bearing loans and borrowings | $	$ 25,000,000
Registration Statement | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						10,849,929
Registration Statement | Major ordinary share transactions [member] | CLN 2022
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						4,274,929
Registration Statement | Public warrants | BOA Acquisition Corp. | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						7,666,666
Registration Statement | Private Placement Warrants | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						6,575,000
Registration Statement | Ordinary shares | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						118,703,922
Registration Statement | Ordinary shares | Major ordinary share transactions [member] | CLN 2022
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						4,274,929
Registration Statement | Ordinary shares | Certain Existing Shareholders, CLN 2020 Noteholders And Related Warrant Holders | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						82,261,678
Registration Statement | Ordinary shares | PIPE Investors | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						5,445,000
Registration Statement | Ordinary shares | Certain PIPE Investors To Satisfy Pre-Funding Fees | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						1,230,000
Registration Statement | Ordinary shares | BTIG LLC | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						450,000
Registration Statement | Ordinary shares | CLN 2022 | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						13,595,652
Registration Statement | Ordinary shares | HG Vora Special Opportunities Master Fund | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						375,000
Registration Statement | Ordinary shares | Third-Party Services Providers And Joint Venture Partners | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						4,496,663
Registration Statement | Ordinary shares | Top of range | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)						18,516,595
Additional Equity Subscriptions | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)			174,825	253,377
Cash Investment From Investors | $			$ 500,000	$ 750,000
Additional Equity Subscriptions | Tranche One | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Subscription Price | $ / shares			$ 2.00	$ 2.00
Additional Equity Subscriptions | Tranche Two | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Subscription Price | $ / shares			2.50	2.50
Additional Equity Subscriptions | Tranche Three | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Subscription Price | $ / shares			$ 3.00	$ 3.00
Additional Equity Subscriptions | Certain Investors | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)				506,755
Additional Equity Subscriptions | Ordinary shares | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares available to be issued (in shares)			349,650	220,733
Total liabilities | $				$ 740,000